Home Office: Harrison, NY Administrative Office: 4333 Edgewood Road NE Cedar Rapids, IA 52499

November 30, 2020

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:	ML of New York Variable Annuity Separate Account D

ML of New York IRA Annuity - Registration No. 333-197164

ML of New York Investor Choice – IRA Series – Registration No. 333-197167

Commissioners:

Transamerica Financial Life Insurance Company (the “Company”), on behalf of Registrant, has sent or will send to contract owners the annual/semi-annual reports for the period ended September 30, 2020, for the following underlying mutual funds (“Funds”) in which Registrant invests:

Annual Report Mailings:

BlackRock Total Return Fund, SEC File No.: 811-02857

BlackRock High Yield Bond Portfolio, SEC File No.: 811-02857

BlackRock U.S. Government Bond Portfolio, SEC File No.: 811-22061

Oppenheimer Global Fund, SEC File No.: 811-01810

Delaware Smid Cap Growth Fund, SEC File No.:811-04413

Janus Henderson Forty Fund, SEC File No.: 811-01879

Janus Henderson Enterprise Fund, SEC File No.: 811-01879

Semi-Annual Report Mailings:

TA Barrow Hanley Dividend Focused Fund, SEC File No.: 811-07820

The American Funds - EuroPacific Growth Fund, SEC File No.: 811-03734

BlackRock Advantage U.S Total Market Fund, Inc., SEC File No.: 811-02809

PIMCO Funds: Pacific Investment Management Series

CommodityRealReturn Strategy Fund, SEC File No.: 811-05028

Low Duration Fund, SEC File No.: 811-05028

Real Return Fund, SEC File No.: 811-05028

Total Return Fund, SEC File No.: 811-05028

Invesco Mid Cap Growth Fund, SEC File No.: 811-03826

Some of the funds listed above may not be available under every policy or contract offered by the Registrant.

The Company understands that the Funds have filed or will file their annual/semi-annual reports with the Commission under separate cover.

Please direct any question or comment regarding the enclosed to the undersigned at (720) 488-7884.

Very truly yours,

/s/ Brian Stallworth
Brian Stallworth
Assistant Secretary